UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07486

Nuveen Maryland Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Maryland Premium Income Municipal Fund (NMY)
	August 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 148.7% (100.0% of Total Investments)

	MUNICIPAL BONDS – 147.8% (99.4% of Total Investments)

	Consumer Discretionary – 4.7% (3.2% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$ 540	5.000%, 9/01/16 – SYNCORA GTY Insured	No Opt. Call	BB+	$ 575,710
400	5.250%, 9/01/19 – SYNCORA GTY Insured	9/16 at 100.00	BB+	423,524
285	5.250%, 9/01/25 – SYNCORA GTY Insured	9/16 at 100.00	BB+	294,382
350	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	BB+	359,814
535	4.600%, 9/01/30 – SYNCORA GTY Insured	9/16 at 100.00	BB+	535,251
100	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	BB+	100,547
12,165	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	12,301,856
1,000	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba2	1,013,550
	5.875%, 9/01/39
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	936,780
	Center, Series 2006A, 5.000%, 12/01/31 (4)
17,375	Total Consumer Discretionary			16,541,414
	Consumer Staples – 2.5% (1.7% of Total Investments)
1,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	813,880
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/30
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
2,825	5.250%, 6/01/32	6/17 at 100.00	B	2,413,482
2,665	5.625%, 6/01/47	6/17 at 100.00	B	2,027,399
3,270	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	11/14 at 100.00	BBB	2,874,134
	Series 2002, 5.500%, 5/15/39
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	11/14 at 100.00	A3	765,424
	Bonds, Series 2001, 5.000%, 5/15/31
10,560	Total Consumer Staples			8,894,319
	Education and Civic Organizations – 13.3% (9.0% of Total Investments)
2,375	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s	9/16 at 100.00	BB+	2,373,433
	University, Series 2006, 5.625%, 9/01/38
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/22 at 100.00	A–	771,155
	Series 2012A, 5.000%, 7/01/34
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	University, Series 2008A:
2,000	5.000%, 7/01/18	No Opt. Call	AA+	2,322,280
530	5.250%, 7/01/38	No Opt. Call	AA+	593,340
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University	10/22 at 100.00	A	1,368,613
	Maryland, Series 2012A, 5.000%, 10/01/39
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/16 at 100.00	Baa1	3,580,360
	College of Art, Series 2006, 5.000%, 6/01/30
1,130	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	1,160,770
	College of Art, Series 2007, 5.000%, 6/01/36
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute
	College of Art, Series 2012:
1,500	5.000%, 6/01/34	No Opt. Call	Baa1	1,634,040
3,000	5.000%, 6/01/47	6/22 at 100.00	Baa1	3,218,430
745	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	776,610
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins
	University, Series 2012A:
1,145	5.000%, 7/01/30	No Opt. Call	AA+	1,341,803
1,050	5.000%, 7/01/37	No Opt. Call	AA+	1,194,501
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins
	University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	570,240
4,375	4.250%, 7/01/41	7/23 at 100.00	AA+	4,672,194
	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts
	Center Project, Series 2005A:
1,300	5.000%, 5/01/18	5/15 at 100.00	AA	1,341,249
1,365	5.000%, 5/01/19	5/15 at 100.00	AA	1,408,189
615	5.000%, 5/01/20	5/15 at 100.00	AA	634,120
625	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/22 at 100.00	A+	706,819
	Auxiliary Facilities, Series 2012, 5.000%, 7/01/29
9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic	No Opt. Call	AA–	10,993,319
	Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured
300	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	No Opt. Call	AA+	301,326
	5.000%, 10/01/14
265	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/23	6/16 at 100.00	BB	168,506
1,145	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/19	6/16 at 100.00	BB	750,708
	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006:
2,000	5.000%, 11/01/31	11/16 at 100.00	BBB+	2,052,640
2,750	4.500%, 11/01/36	11/16 at 100.00	BBB+	2,773,348
43,610	Total Education and Civic Organizations			46,707,993
	Health Care – 33.8% (22.7% of Total Investments)
2,445	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community	7/20 at 100.00	Baa3	2,544,829
	Hospital, Refunding Series 2010, 5.750%, 7/01/38
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist
	Healthcare, Series 2011A:
1,350	6.250%, 1/01/31	1/22 at 100.00	Baa2	1,569,402
375	6.125%, 1/01/36	1/22 at 100.00	Baa2	430,361
1,355	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	No Opt. Call	A–	1,571,732
	Health System Issue, Series 2012, 5.000%, 7/01/24
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	1,817,385
	Health System, Series 2009A, 6.750%, 7/01/39
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	2,650,625
	Health System, Series 2010, 5.000%, 7/01/40
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health	7/23 at 100.00	A	2,200,740
	System Issue, Series 2013, 5.000%, 7/01/38
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital
	Center, Series 2006:
1,000	4.500%, 7/01/26	7/16 at 100.00	A3	1,027,420
2,550	5.000%, 7/01/40	7/16 at 100.00	A3	2,615,153
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital
	Center, Series 2012A:
1,000	4.000%, 7/01/30	7/22 at 100.00	A3	1,031,900
1,775	5.000%, 7/01/37	7/22 at 100.00	A3	1,915,651
4,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	4,102,610
	Hospital, Series 2007A, 5.000%, 7/01/29
4,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	No Opt. Call	Baa1	4,445,282
	Hospital Issue, Series 2012A, 4.250%, 7/01/32
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	Health System Obligated Group Issue, Series 2011A:
500	5.000%, 5/15/25	5/21 at 100.00	AA–	574,695
500	5.000%, 5/15/26	5/21 at 100.00	AA–	570,060
2,735	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA	2,865,186
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health
	System, Series 2011:
500	5.750%, 7/01/31	No Opt. Call	A	567,870
1,000	6.000%, 7/01/41	7/21 at 100.00	A	1,148,860
4,060	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	11/14 at 100.00	A2	4,077,661
	Series 2004, 5.375%, 8/15/24
7,720	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AA+	8,181,965
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
2,375	5.000%, 7/01/37	7/17 at 100.00	BBB	2,447,010
2,905	5.500%, 7/01/42	7/17 at 100.00	BBB	3,059,749
2,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/22 at 100.00	BBB	3,041,976
	Center, Series 2011, 5.000%, 7/01/31
3,950	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	4,084,419
	Medical Center, Series 2006, 5.000%, 7/01/36
4,450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins	5/20 at 100.00	AA–	4,805,733
	Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of
	Cecil County, Series 2005:
1,000	5.000%, 7/01/35	7/15 at 100.00	A	1,011,090
6,620	5.000%, 7/01/40	7/15 at 100.00	A	6,681,367
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of
	Maryland Medical System Issue, Series 2013A:
11,500	5.000%, 7/01/43	7/22 at 100.00	A2	12,537,300
3,750	4.000%, 7/01/43	7/22 at 100.00	A2	3,823,238
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of
	Maryland Medical System, Series 2006:
700	5.000%, 7/01/31	7/16 at 100.00	A2	719,390
1,325	5.000%, 7/01/36	7/16 at 100.00	A2	1,357,900
4,155	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/19 at 100.00	A2	4,424,410
	Maryland Medical System, Series 2010, 5.125%, 7/01/39
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County
	Hospital, Series 2008:
135	5.750%, 1/01/33	1/18 at 100.00	BBB	140,550
7,075	5.750%, 1/01/38	1/18 at 100.00	BBB	7,336,987
1,950	6.000%, 1/01/43	1/18 at 100.00	BBB	2,030,399
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland
	Health, Series 2006A:
2,910	4.500%, 1/01/22 – NPFG Insured	7/16 at 100.00	AA–	3,091,962
3,190	5.000%, 7/01/34 – NPFG Insured	7/16 at 100.00	AA–	3,257,213
8,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Refunding Series	12/21 at 100.00	Aa2	8,792,240
	2011MD, 5.000%, 12/01/40
112,090	Total Health Care			118,552,320
	Housing/Multifamily – 7.1% (4.8% of Total Investments)
2,025	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens	1/20 at 102.00	AA+	2,219,360
	Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory put 1/01/27)
	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments,
	Series 2014A:
1,500	4.000%, 6/01/34	6/24 at 100.00	A+	1,526,040
1,550	5.000%, 6/01/44	6/24 at 100.00	A+	1,665,661
	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills
	Project, Series 2013:
3,000	5.000%, 10/01/28	10/23 at 100.00	A+	3,310,170
2,000	4.625%, 10/01/28	10/23 at 100.00	A+	2,165,320
2,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	12/14 at 100.00	Aaa	2,112,321
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,
	University of Maryland – Baltimore, Series 2003A:
15	5.000%, 10/01/15	11/14 at 100.00	B3	14,981
3,460	5.625%, 10/01/23	11/14 at 100.00	B3	3,284,613
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University
	Project, Refunding Series 2013:
500	5.000%, 6/01/27	6/23 at 100.00	Baa3	545,620
500	5.000%, 6/01/34	6/23 at 100.00	Baa3	535,215
1,500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt	No Opt. Call	BBB–	1,593,780
	University Village, Series 2012, 5.000%, 7/01/33
5,115	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AA	5,378,064
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
85	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily	11/14 at 100.00	Aa2	85,359
	Housing Revenue Bonds, Series 1995A, 5.900%, 7/01/15
405	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	1/15 at 100.00	Aaa	405,749
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
23,765	Total Housing/Multifamily			24,842,253
	Housing/Single Family – 8.1% (5.4% of Total Investments)
3,000	Maryland Community Development Administration Department of Housing and Community	9/18 at 100.00	Aa2	3,114,570
	Development, Residential Revenue Bonds, Series 2009B, 4.750%, 9/01/39
1,990	Maryland Community Development Administration Department of Housing and Community	3/20 at 100.00	Aa2	2,156,284
	Development, Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35
2,365	Maryland Community Development Administration Department of Housing and Community	9/23 at 100.00	Aa2	2,522,296
	Development, Residential Revenue Bonds, Series 2014A, 4.300%, 9/01/32
1,800	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	1,825,506
	Development, Residential Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative
	Minimum Tax) (UB) (5)
2,345	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	2,378,440
	Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative
	Minimum Tax) (UB) (5)
7,500	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	Aa2	7,656,600
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative
	Minimum Tax) (UB) (5)
4,075	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	Aa2	4,154,175
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative
	Minimum Tax) (UB) (5)
2,820	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	2,865,176
	Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative
	Minimum Tax) (UB) (5)
1,500	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	1,561,574
	Development, Residential Revenue Bonds, Series 2007H, 5.000%, 9/01/27 (Alternative
	Minimum Tax) (UB) (5)
27,395	Total Housing/Single Family			28,234,621
	Industrials – 2.8% (1.9% of Total Investments)
5,895	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation	6/20 at 100.00	Baa3	6,334,060
	Facilities Project, Series 2010A, 5.750%, 6/01/35
3,340	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	3,513,546
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
9,235	Total Industrials			9,847,606
	Long-Term Care – 6.3% (4.2% of Total Investments)
5,215	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	A	5,344,123
2,050	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	BBB	2,308,649
	Series 2009B, 6.000%, 1/01/23
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown
	Community Issue, Series 2010:
1,685	6.125%, 1/01/30	1/21 at 100.00	A	1,882,634
5,060	6.250%, 1/01/45	1/21 at 100.00	A	5,637,650
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	1,032,240
	2006A, 5.400%, 1/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
600	5.000%, 1/01/17	No Opt. Call	N/R	636,240
1,460	5.250%, 1/01/27	1/17 at 100.00	N/R	1,491,434
1,050	5.300%, 1/01/37	1/17 at 100.00	N/R	1,062,065
2,480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	2,541,380
	Retirement Community, Series 2007, 4.750%, 7/01/34
20,600	Total Long-Term Care			21,936,415
	Tax Obligation/General – 18.2% (12.2% of Total Investments)
1,565	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	1,672,656
685	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AAA	733,676
	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A:
1,000	5.000%, 10/15/29	10/21 at 100.00	AA	1,153,450
1,200	5.000%, 10/15/30	10/21 at 100.00	AA	1,376,568
805	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	863,000
	2006, 5.000%, 3/01/16
1,180	Frederick County, Maryland, General Obligation Public Facilities Bonds, Refunding Series 2013,	No Opt. Call	AAA	1,203,222
	3.000%, 5/01/15
2,305	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	1/15 at 100.00	AAA	2,347,228
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
1,000	Maryland State, General Obligation Bonds, State & Local Facilities Loan, First Series 2011B,	No Opt. Call	AAA	1,115,540
	5.000%, 3/15/17
1,895	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009A,	No Opt. Call	AAA	2,032,937
	3.000%, 8/15/17
	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009B:
4,925	5.250%, 8/15/16	No Opt. Call	AAA	5,403,168
3,750	5.250%, 8/15/17	No Opt. Call	AAA	4,270,575
1,000	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2010A,	No Opt. Call	AAA	1,036,050
	4.000%, 8/01/15
5,705	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2014C,	No Opt. Call	AAA	5,963,265
	5.000%, 8/01/15
3,435	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Refunding Second	No Opt. Call	AAA	3,590,502
	Series 2011E, 5.000%, 8/01/15
5,850	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	6,091,547
	2005A, 5.000%, 7/01/15
2,800	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	3,022,208
	2006A, 5.000%, 5/01/16
4,750	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	4,965,033
	2008A, 5.000%, 8/01/15
4,700	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	4,913,051
	2013A, 4.000%, 11/01/15
1,315	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	No Opt. Call	AAA	1,331,556
	Series 2004F, 5.000%, 12/01/15
2,270	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	2,357,168
	NPFG Insured
2,155	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%,	No Opt. Call	AA–	2,237,752
	7/01/20 – NPFG Insured
1,025	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	No Opt. Call	AAA	1,151,762
	General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2009,
	5.000%, 6/01/17
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,
	General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2013:
2,000	3.000%, 6/01/15	No Opt. Call	AAA	2,044,200
2,700	4.000%, 6/01/17	No Opt. Call	AAA	2,960,091
60,015	Total Tax Obligation/General			63,836,205
	Tax Obligation/Limited – 18.4% (12.4% of Total Investments)
865	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North	7/18 at 102.00	N/R	926,329
	Project, Series 2010, 6.100%, 7/01/40
1,200	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages of Dorchester &	7/23 at 100.00	A+	1,346,928
	Farmington Village Projects, Series 2013, 5.000%, 7/01/32
385	Baltimore County, Maryland, Certificates of Participation, Equipment Acquisition Program,	No Opt. Call	AA+	386,355
	Series 2012, 4.000%, 10/01/14
120	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%,	9/14 at 100.00	AA–	120,446
	9/01/19 – NPFG Insured
300	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005,	9/15 at 101.00	N/R	306,726
	5.500%, 9/01/34
	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation
	Bonds, Series 2001A:
99	5.600%, 7/01/20 – RAAI Insured	1/15 at 100.00	N/R	99,782
450	5.700%, 7/01/29 – RAAI Insured	1/15 at 100.00	N/R	451,607
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority,
	Series 2010A:
5,350	5.000%, 7/01/30	7/20 at 100.00	A–	5,815,878
2,355	5.000%, 7/01/40	7/20 at 100.00	A–	2,507,321
1,780	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A1	1,814,176
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45
1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,085,050
2,050	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/16 at 100.00	N/R	2,092,825
	5.750%, 7/01/34
11,750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	12,632,778
	5.500%, 2/01/16
2,380	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AAA	2,400,373
	5.000%, 11/01/14
3,000	Prince George’s County, Maryland, Certificates of Participation, Equipment Acquisition	No Opt. Call	AA+	3,011,340
	Program, Series 2012, 3.000%, 10/15/14
6,650	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	6,695,752
	2005, 5.200%, 7/01/34
1,406	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	1/15 at 100.00	N/R	1,410,176
	2005, 5.250%, 7/01/35
1,100	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	Caa1	1,019,854
	7/01/29 – AMBAC Insured
1,530	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BB	208,631
	0.000%, 7/01/44 – AMBAC Insured
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	11/14 at 100.00	AA	2,095,086
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
7,000	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	AA–	1,316,840
8,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	1,410,960
210	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	BBB	25,160
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2007CC:
765	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	AA–	764,426
2,300	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA	2,333,902
1,750	Rhode Island Convention Center Authority, Lease Revenue Bonds, Series 2005A, 5.000%, 5/15/21 –	5/15 at 100.00	AA	1,808,048
	AGM Insured
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	BBB+	2,003,320
	10/01/26 – RAAI Insured
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%,	10/16 at 100.00	AA–	2,113,040
	10/01/27 – FGIC Insured
300	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital	10/24 at 100.00	BBB+	324,048
	Series 2014A, 5.000%, 10/01/34 (WI/DD, Settling 9/05/14)
3,500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	3,832,745
	Series 2010A, 5.000%, 10/01/29
1,825	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	2,021,388
	Lien Series 2010B, 5.250%, 10/01/29
75,520	Total Tax Obligation/Limited			64,381,290
	Transportation – 5.5% (3.7% of Total Investments)
	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A:
1,060	5.250%, 7/01/17 – FGIC Insured	No Opt. Call	AA–	1,133,617
110	5.250%, 7/01/21 – FGIC Insured	No Opt. Call	AA–	124,941
125	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	140,730
	(Alternative Minimum Tax)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
1,300	5.000%, 7/01/27 – AMBAC Insured	1/15 at 100.00	N/R	1,301,976
1,000	5.000%, 7/01/34 – AMBAC Insured	1/15 at 100.00	N/R	1,001,110
750	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	1/15 at 100.00	N/R	760,568
	Johns Hopkins Medical Institution, Series 2004B, 5.000%, 7/01/15 – AMBAC Insured
460	Maryland Health and Higher Educational Facilities Authority, Parking Revenue Bonds, Johns	11/14 at 100.00	A	460,814
	Hopkins Medical Institutions Parking Facilities, Series 1996, 5.500%, 7/01/26 – AMBAC Insured
	Maryland Transportation Authority, Revenue Bonds, Grant Anticipation Series 2008:
1,000	5.250%, 3/01/15	No Opt. Call	AAA	1,025,880
2,000	5.250%, 3/01/16	No Opt. Call	AAA	2,148,660
10,110	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AA	11,045,377
	2007, 5.000%, 7/01/30 – AGM Insured (UB)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
20	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/14 at 100.00	AA–	20,124
70	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/14 at 100.00	AA–	70,197
18,005	Total Transportation			19,233,994
	U.S. Guaranteed – 19.1% (12.8% of Total Investments) (6)
500	Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%,	9/16 at 100.00	A+ (6)	545,910
	9/01/36 (Pre-refunded 9/01/16)
1,540	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2004A,	10/14 at 100.00	AA (6)	1,549,671
	5.000%, 10/15/22 (Pre-refunded 10/15/14) – AMBAC Insured
3,120	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AA (6)	3,767,182
	FGIC Insured (ETM)
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AA (6)	2,470,040
	7/01/24 – FGIC Insured (ETM)
1,500	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31	7/16 at 100.00	AA (6)	1,631,655
	(Pre-refunded 7/01/16) – AMBAC Insured
1,680	Carroll County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	12/15 at 100.00	AAA	1,782,446
	2005A, 5.000%, 12/01/16 (Pre-refunded 12/01/15)
15	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	Aa1 (6)	16,082
	2006, 5.000%, 3/01/16 (ETM)
1,910	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 (Pre-refunded	8/15 at 100.00	AA (6)	1,995,816
	8/01/15) – NPFG Insured
5,335	Maryland Community Development Administration, Department of Housing and Community	10/14 at 100.00	Aa2 (6)	5,337,989
	Development, Residential Revenue Bonds, Series 2005E, 4.900%, 9/01/36 (Alternative
	Minimum Tax) (Pre-refunded 10/27/14) (UB) (5)
1,750	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	10/14 at 100.00	BB (6)	1,750,368
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31 (Pre-refunded 10/01/14)
510	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre	No Opt. Call	A3 (6)	512,040
	Dame of Maryland, Series 1998, 4.600%, 10/01/14 – NPFG Insured (ETM)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,
	Series 1997:
970	5.000%, 7/01/17 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	1,047,862
3,240	5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	3,962,585
3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County	1/15 at 100.00	N/R (6)	3,420,469
	General Hospital, Series 1993, 5.500%, 7/01/25 (ETM)
4,225	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	10/14 at 100.00	A+ (6)	4,244,815
	System, Series 1998A, 5.375%, 7/01/15 (Pre-refunded 10/01/14)
2,100	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R (6)	2,179,506
	High School, Series 2005A, 6.000%, 5/01/35 (Pre-refunded 5/01/15)
5,000	Maryland State, General Obligation Bonds, State & Local Facilities Loan, First Series 2005A,	2/15 at 100.00	AAA	5,113,248
	5.000%, 2/15/16 (Pre-refunded 2/15/15)
2,110	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Second Series 2009B,	8/19 at 100.00	AAA	2,513,327
	5.000%, 8/15/21 (Pre-refunded 8/15/19)
1,090	Maryland State, General Obligation Bonds, State & Local Facilities Loan, Series 2006A, 5.000%,	3/16 at 100.00	AAA	1,168,589
	3/01/17 (Pre-refunded 3/01/16)
825	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	Aaa	889,730
	Projects, First Series 1978, 6.800%, 7/01/16 – AMBAC Insured (ETM)
4,000	Metropolitan Washington D.C. Airports Authority, District of Columbia, Airport System Revenue	10/14 at 100.00	AA– (6)	4,017,279
	Bonds, Series 2004D, 5.000%, 10/01/18 (Pre-refunded 10/01/14) – NPFG Insured (Alternative
	Minimum Tax)
1,100	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,327,601
	5.125%, 6/01/24 – AMBAC Insured (ETM)
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	1,094,600
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
1,610	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (6)	1,934,898
	5.500%, 7/01/19 – NPFG Insured (ETM)
650	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2005A, 5.000%,	4/15 at 100.00	Aa1 (6)	668,571
	4/01/18 (Pre-refunded 4/01/15)
3,135	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%,	10/16 at 100.00	AA+ (6)	3,439,503
	10/01/22 (Pre-refunded 10/01/16)
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,
	Sewerage Disposal Bonds, Series 2005:
4,500	5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	4,666,993
1,235	5.000%, 6/01/23 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,280,831
1,235	5.000%, 6/01/24 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,280,831
1,235	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,280,831
62,245	Total U.S. Guaranteed			66,891,268
	Utilities – 3.3% (2.2% of Total Investments)
1,250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,409,675
3,600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 –	11/14 at 100.00	AA–	3,600,214
	NPFG Insured
1,570	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	AA–	1,572,072
	FGIC Insured
1,225	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.250%,	No Opt. Call	AA–	1,242,714
	7/01/15 – NPFG Insured
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	7/17 at 100.00	BB+	730,905
	2007A, 5.000%, 7/01/24
3,000	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AA+	3,098,550
	5.000%, 7/01/35 – AMBAC Insured
11,375	Total Utilities			11,654,130
	Water and Sewer – 4.7% (3.2% of Total Investments)
2,500	Baltimore, Maryland, Project and Revenue Refunding Bonds, Water Projects, Series 2013B,	1/24 at 100.00	AA	2,861,775
	5.000%, 7/01/38
1,045	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AA	1,202,555
	7/01/24 – FGIC Insured
2,570	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	2,730,317
	AMBAC Insured
3,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	3,271,438
	AMBAC Insured
2,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	2,218,820
300	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding	7/24 at 100.00	A–	325,332
	Series 2014A, 5.000%, 7/01/35
2,030	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	2,269,946
	5.500%, 7/01/43
1,645	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	1,725,786
	2005A, 5.000%, 9/01/15
15,090	Total Water and Sewer			16,605,969
$ 506,880	Total Municipal Bonds (cost $495,596,651)			518,159,797

Shares	Description (1)			Value
	COMMON STOCKS – 0.9% (0.6% of Total Investments)
	Airlines – 0.9% (0.6% of Total Investments)
79,607	American Airlines Group Inc., (7)			$ 3,097,508
	Total Common Stocks (cost $2,473,540)			3,097,508
	Total Long-Term Investments (cost $498,070,191)			521,257,305
	Floating Rate Obligations – (6.3)%			(21,935,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (47.6)% (8)			(167,000,000)
	Other Assets Less Liabilities – 5.2%			18,127,748
	Net Assets Applicable to Common Shares – 100%			$ 350,450,053

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$518,159,797	$ —	$518,159,797
Common Stocks	3,097,508	—	—	3,097,508
Total	$3,097,508	$518,159,797	$ —	$521,257,305

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2014, the cost of investments was $477,639,951.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2014, were as follows:

Gross unrealized:
Appreciation	$27,123,539
Depreciation	(5,441,156)
Net unrealized appreciation (depreciation) of investments	$21,682,383

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120- day period. Every
30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(8)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total
Investments is 32.0%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2014